                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

VIA EDGAR

Securities and Exchange Commission                            May 1, 2000
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: SCHWAB ANNUITY PORTFOLIOS (FILE NOS. 33-74534 AND 811-8314 ) Schwab Money Market Portfolio
         Schwab MarketTrack Growth Portfolio II
         Schwab S&P 500 Portfolio


         POST EFFECTIVE AMENDMENT NO. 11

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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated April 30, 2000, for the above-named Portfolios that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment No. 11, as referenced above, for the above-named Trust.

Sincerely,

/s/ Christina M. Perrino
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Christina M. Perrino
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.